Financial instruments and risk management (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 17,461	€ 18,207
Financial liabilities	24,646	23,854
Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,646	23,854
Financial liabilities, at fair value	24,806	24,288
Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,002	5,850
Borrowings | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,002	5,850
Financial liabilities, at fair value	14,162	6,284
Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Other non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25
Other non-current financial liabilities | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	25
Financial liabilities, at fair value	25
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,177	11,489
Trade payables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,177	11,489
Financial liabilities, at fair value	10,177	11,489
Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	129
Refund liabilities | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	129
Financial liabilities, at fair value	129
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	313	6,515
Other liabilities | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	313	6,515
Financial liabilities, at fair value	313	6,515
Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	442	6,515
Other current financial liabilities | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	442	6,515
Financial liabilities, at fair value	442	6,515
Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,391	18,207
Financial assets, at fair value	17,391	18,207
Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	21	20
Deposits | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	21	20
Financial assets, at fair value	21	20
Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Loan receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	70
Loan receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Financial assets, at fair value	0
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	3
Other receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	3
Financial assets, at fair value	3	3
Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	94	23
Other non-current financial assets | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	24	23
Financial assets, at fair value	24	23
Other non-current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,589	6,814
Trade receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,589	6,814
Financial assets, at fair value	6,589	6,814
Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,026	2,099
Deposits | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,026	2,099
Financial assets, at fair value	2,026	2,099
Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	699	1,057
Other receivables | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	699	1,057
Financial assets, at fair value	699	1,057
Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,725	3,156
Other current financial assets | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,725	3,156
Financial assets, at fair value	2,725	3,156
Other current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,053	8,214
Cash and cash equivalents | Measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,053	8,214
Financial assets, at fair value	8,053	8,214
Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		€ 0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Borrowings | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other non-current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Trade payables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Refund liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other current financial liabilities | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	70
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Loan receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	70
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other non-current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	70
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Trade receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Deposits | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other receivables | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other current financial assets | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Cash and cash equivalents | Measured at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0